Form N-1A Cover	Mar. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 17, 2026
Prospectus Date	Apr. 01, 2026